Segment information (Operating segment) (Details) - segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	75.80%	67.60%	68.00%
Customer Concentration Risk | Contract Revenues | Reliance
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	8.60%	0.00%	0.00%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	8.30%	11.00%	0.30%
Customer Concentration Risk | Contract Revenues | Petronas
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	5.50%	9.90%	0.00%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	7.20%	8.50%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	0.00%	19.80%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	1.80%	4.30%	3.40%